Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Partnership’s Share of Commitments to Fund Newbuilding and Other Construction Contract Costs
The Partnership’s share of commitments to fund newbuilding and other construction contract costs as at December 31, 2018 is as follows:

2019 $
Hyundai Samho Heavy Industries Co. (i)	120,413
Yamal LNG Joint Venture (ii)	436,100
Pan Union Joint Venture (iii)	29,200
Bahrain LNG Joint Venture (iv)	66,509
652,222

(i)
As at December 31, 2018, the Partnership had one remaining 100%-owned LNG carrier newbuilding on order with Hyundai Samho Heavy Industries Co. (or HHI). The vessel delivered on January 31, 2019. As at December 31, 2018, costs incurred under this newbuilding contract totaled $86.9 million. In January 2019, the Partnership secured $159 million of financing through a sale-leaseback agreement for this remaining HHI LNG carrier newbuilding.

(ii)
The Partnership, through the Yamal LNG Joint Venture, has a 50% ownership interest in four 172,000-cubic meter ARC7 LNG carrier newbuildings that have an estimated total fully built-up cost of approximately $1.4 billion. As at December 31, 2018, the Partnership’s proportionate costs incurred under these newbuilding contracts totaled $255.8 million. The Yamal LNG Joint Venture has secured debt financing of $1.1 billion for the four LNG carrier newbuildings, of which $395 million was undrawn at December 31, 2018, related to the Partnership's proportionate share of the commitments included in the table above.

(iii)
Through the Pan Union Joint Venture, the Partnership has a 20% ownership interest in one LNG carrier newbuilding which delivered on January 8, 2019 (see Note 20a). The Pan Union Joint Venture has secured financing of $24 million related to the Partnership's proportionate share of the commitments included in the table above and the Partnership received $0.2 million of reimbursement directly from Shell in 2019 (see Note 7a iii).

(iv)
The Partnership has a 30% ownership interest in the Bahrain LNG Joint Venture for the development of an LNG receiving and regasification terminal in Bahrain. The project will include an FSU, which will be modified from one of the Partnership’s existing MEGI LNG carrier newbuildings, an offshore gas receiving facility, and an onshore nitrogen production facility. The terminal will have a capacity of 800 million standard cubic feet per day and will be owned and operated under a 20-year agreement commencing mid-2019. The receiving and regasification terminal is expected to have a fully-built up cost of approximately $903 million. The Bahrain LNG Joint Venture has secured undrawn debt financing of $195 million, of which $58 million relates to the Partnership's proportionate share of the commitments included in the table above.